Debt - Bonds, mortgages, other long-term debt and indebtedness to related parties, noncurrent (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)
Debt
Long-term debt	$ 1,047,000			$ 102,000
Indebtedness to related parties, noncurrent	1,324,000			1,387,000
Total noncurrent debt	2,371,000			1,489,000
IC'Alps
Debt
Long-term debt	989,484	€ 842,357
Other
Debt
Long-term debt	58,000			$ 102,000
COVID-19 loans
Debt
Long-term debt	$ 57,534		SFr 45,561